Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	MetLife Insurance CO of Connecticut
Entity Central Index Key	0000733076
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Current Reporting Status	Yes